Loss per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings (Loss) per Share [Abstract]
Summary of income (loss) attributable to ordinary shareholders
	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS

Loss attributable to ordinary
Shareholders
Basic loss for the year	(202)	(15)	(717)
Effect of diluted per share loss in a subsidiary	-	-	-
Diluted loss for the year	(202)	(15)	(717)

Summary of weighted average number of ordinary shares outstanding, calculated
	Year ended December 31
	2016	2017	2018
	Thousands of	Thousands of	Thousands of
	shares of NIS 0.01	shares of NIS 0.01	Shares of NIS 0.01
	par value	par value	par value

Weighted average number of ordinary shares (basic and diluted)	19,203	19,203	24,097